Commitments and Contingencies (Details)		3 Months Ended	12 Months Ended
	Feb. 26, 2019 USD ($) community shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities
Exploration and evaluation			$ 25,258,032	$ 26,877,306
Option To Purchase Mineral Rights
Disclosure of contingent liabilities
Annual assessment obligation			250,470
Bonds issued			335,000
Option To Purchase Mineral Rights | Cinnabar claims
Disclosure of contingent liabilities
Remaining option payments due			$ 190,000
Acquisition Related Contingent Liability | Stibnite Foundation
Disclosure of contingent liabilities
Capital commitments payable in shares | shares	150,000
Percentage of Total Comprehensive Income payable	1.00%
Minimum payments to be made during commercial production	$ 500,000
Number of communities with whom Community Agreement was established | community	8
Acquisition Related Contingent Liability | Stibnite Foundation | Minimum
Disclosure of contingent liabilities
Remaining option payments due	$ 100,000
Acquisition Related Contingent Liability | Stibnite Foundation | Maximum
Disclosure of contingent liabilities
Remaining option payments due	$ 1,000,000
ASAOC
Disclosure of contingent liabilities
Exploration and evaluation		$ 6,900,000